Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement
REVENUES	$ 2,872,234	$ 1,960,740	$ 9,966,073	$ 5,315,664
COST OF SALES	1,993,792	1,305,257	6,383,645	2,838,277
GROSS PROFIT	878,442	655,483	3,582,428	2,477,387
OPERATING EXPENSES
Depreciation and amortization	597,860	630,489	2,541,961	1,209,769
General and administrative	2,074,128	2,045,894	12,311,157	14,434,071
Total Operating Expenses	2,671,988	2,676,383	14,853,118	15,643,840
LOSS FROM OPERATIONS	(1,793,546)	(2,020,900)	(11,270,690)	(13,166,453)
OTHER INCOME (EXPENSE)
Gain (loss) on derivative valuation		(173,993)	2,037,325	(749,166)
Other income			1	957
Interest expense	(72,723)	(7,108)	(185,970)	(49,324)
Loss on settlement of license			(164,667)
Loss on settlement of debt	(11,148)		(23,133)
Liquidated damages expense				(55,000)
Total Other Income (Expense)	(83,871)	(181,101)	1,663,556	(852,533)
LOSS BEFORE INCOME TAXES	(1,877,417)	(2,202,001)	(9,607,134)	(14,018,986)
INCOME TAX EXPENSE
NET LOSS	(1,877,417)	(2,202,001)	(9,607,134)	(14,018,986)
PREFERRED DIVIDENDS	(149,166)	(108,301)	(545,020)	(89,357)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (2,026,583)	$ (2,310,302)	$ (10,152,154)	$ (14,108,343)
BASIC AND DILUTED LOSS PER SHARE	$ (0.10)	$ (0.15)	$ (0.51)	$ (0.93)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING BASIC AND DILUTED	21,302,469	15,109,401	18,961,099	15,109,401